Submission	Jul. 14, 2025
Submission [Line Items]
Central Index Key	0000011199
Registrant Name	Amcor Flexibles North America, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES